Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,963,691	¥ 1,943,931
Change in value used for calculating hedge ineffectiveness	(94,786)	29,625
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	91,401	180,178
Change in value used for calculating hedge ineffectiveness	(1,419)	1,844
Carrying value [member] | Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Assets	5,269	19,864
Carrying amounts, Liabilities	91,422	26,515
Carrying value [member] | Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts, Liabilities	¥ 91,401	¥ 180,178